Statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Cash Flow Statement [Abstract]
Schedule of Reconciliation of Profit Before Tax to Cash Generated from Operations

RECONCILIATION OF OPERATING PROFIT TO CASH GENERATED FROM OPERATIONS	2021 £m	2020 £m	2019 £m
Operating profit	1,884	1,525	2,101
Share of results of joint ventures	(29)	(15)	(41)
Amortisation of acquired intangible assets	297	376	294
Amortisation of internally developed intangible assets	295	319	249
Depreciation of property, plant and equipment	52	60	58
Depreciation of right-of-use assets	80	88	82
Share based remuneration	45	25	32
Total non-cash items	769	868	715
Increase in inventories and pre-publication costs*	(13)	(18)	(14)
(Increase)/decrease in receivables	(103)	149	(116)
(Decrease)/increase in payables	(32)	(245)	79
Increase in working capital	(148)	(114)	(51)
Cash generated from operations	2,476	2,264	2,724

* Includes amortisation of pre-publication costs of £60m (2020: £62m, 2019: £55m).

Schedule of Cash Flow on Acquisitions

CASH FLOW ON ACQUISITIONS	Note	2021 £m	2020 £m	2019 £m
Purchase of businesses	12	(235)	(864)	(399)
Deferred payments relating to prior year acquisitions		(19)	(5)	(24)
Total		(254)	(869)	(423)

Schedule of Reconciliation of Net Borrowings

RECONCILIATION OF NET DEBT	Cash and cash equivalents £m	Debt £m	Related derivative financial instruments £m	Finance lease receivable £m	2021 £m	2020 £m	2019 £m
At start of year	88	(7,123)	119	18	(6,898)	(6,191)	(6,177)

Increase/(decrease) in cash and cash equivalents	26	–	–	–	26	(51)	27
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	–	200	–	–	200	436	(98)
Issuance of term debt	–	–	–	–	–	(2,342)	(729)
Repayment of term debt	–	431	–	–	431	1,233	617
Repayment of leases	–	93	–	(17)	76	90	86
Change in net debt resulting from cash flows	26	724	–	(17)	733	(634)	(97)
Borrowings in acquired businesses	–	–	–	–	–	(3)	(6)
Remeasurement and derecognition of leases	–	(4)	–	–	(4)	(8)	(28)
Inception of leases	–	(25)	–	1	(24)	(24)	(60)
Fair value and other adjustments to debt and related derivatives	–	85	(83)	–	2	(4)	(94)
Exchange translation differences	(1)	176	(1)	–	174	(34)	271
At end of year	113	(6,167)	35	2	(6,017)	(6,898)	(6,191)